Hire purchase liabilities (Details Narrative)	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Hire purchase obligations interest rates	4.55%	4.55%